Note 8 - Income Taxes - Provision of Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Federal	$ 9,236	$ 20,850	$ 5,819
State	1,833	4,364	2,277
Total	11,069	25,214	8,096
Federal	1,257	(5,010)	(3,886)
State	933	(523)	352
Total	2,190	(5,533)	(3,534)
Total income taxes	$ 13,259	$ 19,681	$ 4,562